Yamana Acquisition - Acquisition-Related Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Acquisition related costs	$ 25.3	$ 157.4
Yamana
Disclosure of detailed information about business combination [line items]
Transaction related costs	20.7	157.4
Integration related costs	4.6	0.0
Acquisition related costs	$ 25.3	$ 157.4